9. OTHER NON-INTEREST INCOME	12 Months Ended
Sep. 30, 2012
Other Income and Expenses [Abstract]
OTHER NON-INTEREST INCOME	9. other non-interest income Other non-interest income consisted of the following:
	Year Ended September 30,
	2012	2011	2010

Life insurance contracts	$608	$595	$586
Other	222	231	274

	$830	$826	$860